Expense Example, No Redemption - Invesco Short Duration High Yield Municipal Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	336	518	715	1,284	164	508	876	1,710	62	195	340	762	62	195	340	762	55	173	302	677